Form N-1A Cover	Oct. 31, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LORD ABBETT AFFILIATED FUND INC
Entity Central Index Key	0000002691
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2023
Prospectus Date	Mar. 01, 2024
Supplement to Prospectus [Text Block]

LORD ABBETT AFFILIATED FUND

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.